Commitments and Contingencies (Summary of Company's Consolidated Land Banking Arrangement) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Location	Sep. 30, 2013 Successor [Member] Lot Project	Dec. 31, 2012 Successor [Member] Lot Project		Sep. 30, 2013 Successor [Member] Balance of lots still under option and not purchased [Member] Lot	Dec. 31, 2012 Successor [Member] Balance of lots still under option and not purchased [Member] Lot	Dec. 31, 2011 Predecessor [Member] Lot Project		Dec. 31, 2011 Predecessor [Member] Balance of lots still under option and not purchased [Member] Lot
Noncontrolling Interest [Line Items]
Total number of land banking projects		1	1				1
Number of lots	15	610	610	[1]	105	199	625	[1]	225
Purchase price		$ 161,465	$ 161,465		$ 20,738	$ 39,029	$ 161,465
Purchase price						39,029			47,408
Forfeited deposits if lots are not purchased					$ 14,737	$ 27,734			$ 25,234

[1]	Total number of lots in the land banking project was reduced by 15 as of December 31, 2012 as compared to December 31, 2011 because of a change in product mix in future projects.